Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Scheduled Future Payments on Term Loan

The Company’s scheduled future payment on the CRG Term Loan at December 31, 2015 are as follows (in thousands):

Year Ended December 31,
2016	$2,541
2017	2,652
2018	12,019
2019	19,644
2020 and thereafter	10,506

Total future payments	$47,362
Less: amount representing interest and end-of-term facility fee	(17,362)

Total principal amount	30,000
Less: unamortized debt discount	(984)

Carrying value of long-term debt	$29,016
Less: current portion	—

Long-term portion	$29,016